Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
2020	$ 473
2021	416
2022	373
2023	329
2024	303
2025 and thereafter	984
Intangible assets	$ 2,878	$ 3,902